INVENTORIES	12 Months Ended
Mar. 31, 2014
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Finished goods	¥142,175	¥164,892
Work in process	54,248	60,075
Raw materials and supplies	100,027	110,835

	¥296,450	¥335,802